Associated companies (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Net income statement effect	$ 673	$ 659	$ 6,438
Roche Holding AG, Switzerland
Disclosure of associates [line items]
Novartis share of current year consolidated net income	913	910	799
Prior year adjustment	(64)	(129)	(125)
Amortization of fair value adjustments relating to intangible assets	(172)	(162)	(148)
Partial release of deferred tax liability recognized		43
Net income statement effect	677	662	526
Amortization of fair value adjustments relating to intangible assets tax	$ 26	$ 24	40
GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK
Disclosure of associates [line items]
Novartis share of current year consolidated net income			119
Prior year adjustment			4
Amortization of fair value adjustments relating to intangible assets			(3)
Gain on divestment			5,790
Net income statement effect			5,910
Amortization of fair value adjustments relating to intangible assets tax			$ 1